PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, net
Property and equipment, gross	$ 10,559	$ 11,036
Less: Accumulated depreciation	(7,057)	(7,384)
Property and equipment, net	3,502	3,652
Depreciation expense	1,254	572	$ 764
Leasehold improvements
Property and equipment, net
Property and equipment, gross	3,684	3,688
Furniture, fixtures and office equipment
Property and equipment, net
Property and equipment, gross	2,739	2,852
Software and IT equipment
Property and equipment, net
Property and equipment, gross	2,438	2,736
Vehicles
Property and equipment, net
Property and equipment, gross	$ 1,698	$ 1,760